Key management - Disclosure of compensation, key management (Details) - Key management personnel [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Key Management [Line Items]
Salaries and short-term employee benefits	$ 6,182	$ 4,416
Share-based compensation	5,151	3,086
Cost recoveries from associates	(600)	(490)
Employee benefits expense	$ 10,733	$ 7,012